Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

The Company’s effective tax rate differed from the federal statutory income tax rate for the three and six months ended December 31, 2019 and 2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the three or six months ended December 31, 2019 or 2018.

The Company’s deferred tax assets and liabilities as of December 31, 2019 and June 30, 2019, are summarized as follows:

	December 31, 2019	June 30, 2019
Deferred tax assets	$ 3,886,600	$ 2,980,100
Less valuation allowance	(3,886,600)	(2,980,100)
Deferred tax liabilities	-	-
	-	-

Deferred tax assets	1,128,600	866,300
Less valuation allowance	(1,128,600)	(866,300)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differenced become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company’s deferred tax assets are primarily comprised of net operating losses (“NOL”) that give rise to deferred tax assets. The net operating loss carryforwards expire from 2020 to 2039 with some providing an indefinite carryforward benefit. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of net operating loss carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of net deferred tax assets as of December 31, 2019 and June 30, 2019, are as follows:

	December 31, 2019	June 30, 2019
Net operating loss carryforwards	$ 4,974,800	$ 3,826,100
Valuation allowance	(5,015,200)	(3,846,400)
Property and equipment	(23,800)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	31,600	-
Warranty accrual	27,200	22,000

Net Deferred Tax Assets	$ -	$ -

As of December 31, 2019, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of December 31, 2019, the Company’s income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.

Note 9 - Income Taxes

The Company’s effective tax rate differed from the federal statutory income tax rate for the year ended June 30, 2019, and the three months ended June 30, 2018, and the year ended March 31,2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended March 31, 2018.

The Company’s deferred tax assets and liabilities as of June 30, 2019 and 2018, are summarized as follows:

	June 30, 2019	June 30, 2018
Federal
Deferred tax assets	$ 2,980,100	$ 2,205,200
Less valuation allowance	(2,980,100)	(2,205,200)
Deferred tax liabilities	-	-
	-	-

State
Deferred tax assets	866,300	595,600
Less valuation allowance	(866,300)	(595,600)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

The Company’s policy is to provide for deferred income taxes based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. The U.S. Tax Cuts and Jobs Act (TCJA) legislation reduces the U.S. federal corporate income tax rate from 35.0% to 21.0% and is effective June 22, 2018 for the Company. The Company is recognizing the effect of the Tax Cuts and Job Acts on the Company’s deferred income tax assets and liabilities. The Company has not generated any taxable income and has not recorded any current income tax expense at June 30, 2019. Consequently, the tax rate change has had no impact on the Company’s current tax expense but impacts the deferred tax assets and liabilities and will impact future deferred tax assets and liabilities to be recognized.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differenced become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company's deferred tax assets are primarily comprised of net operating losses ("NOL") that give rise to deferred tax assets. The net operating loss carryforwards expire over a range from 2020 to 2038, with certain that have no expiration. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of net operating loss carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of June 30, 2019 and 2018, are as follows:

	June 30, 2019	June 30, 2018
Net operating loss carryforwards	$ 3,811,900	$ 2,727,900
Valuation allowance	(3,846,400)	(2,800,800)
Property and equipment	7,100	72,500
Inventory allowance	5,400	-
Warranty accrual	22,000	400

Net Deferred Tax Assets	$ -	$ -

As of June 30, 2019, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of June 30, 2019, the Company’s income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.

There was no provision for federal and state income taxes at March 31, 2018, since Galaxy was a Subchapter S Corporation prior to the reverse triangular merger, becoming a C Corporation on June 22, 2018.